Vessels held for sale	6 Months Ended
Jun. 30, 2012
Vessels Held For Sale [Abstract]
Vessels held for sale
6.	Vessels held for sale

Net Book Value
December 31, 2011	$45,272
Additions	—
Disposals	—
Drydocking costs	—
Vessel impairment charge	(12,480)
June 30, 2012	$32,792

Vessels classified as assets held for sale during the six months ended June 30, 2012

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Jupiter, the M/V Free Impala and the M/V Free Neptune as “held for sale” in the accompanying unaudited interim condensed consolidated balance sheet for the six months ended June 30, 2012 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date.

As of June 30, 2012, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying unaudited interim condensed consolidated statements of operations, of which $2,880 relates to the M/V Free Hero, $3,360 to the M/V Free Jupiter, $3,360 to the M/V Free Impala and $2,880 to the M/V Free Neptune. The Company is currently continuing its attempts to sell these vessels and will sell them, whenever the conditions are considered satisfactory.

Vessels classified as assets held for sale during the six months ended June 30, 2011

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Impala and the M/V Neptune as “held for sale” in the accompanying unaudited interim condensed consolidated balance sheet for the six months ended June 30, 2011 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date. On February 28, 2011 the Company’s Board of Directors, and after obtaining the respective lenders consent (FBB), approved a plan of sale of the vessels M/V Free Impala and M/V Free Neptune within the context of its plans to fund its working capital requirements and renew its fleet of vessels.

As of June 30, 2011, the Company compared the carrying values of the M/V Free Hero, the M/V Free Impala and the M/V Free Neptune with their estimated market values as these were determined by independent brokers less costs to sell and recognized an impairment loss of $783 in the accompanying unaudited interim condensed consolidated statements of operations, of which $728 relates to the M/V Free Hero and $55 to the M/V Free Impala. No impairment loss was recognized for the M/V Free Neptune as her estimated market value less costs to sell exceeded her carrying value.